CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,379,000)	$ (6,072,000)	$ (20,785,861)	$ (15,820,997)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,166,000	443,000	2,292,797	609,489
Bad debt expense (recovery)	359,000	(18,000)
Bad debt expense			5,915	219,759
Loss on sale of property		136,000	135,772
Gain on sale of spare parts		(56,000)	22,619	(191,530)
Loss on deferred costs				2,809,031
Foreign Exchange (gain) or loss		1,000		(96,415)
Gain on disposal of flight equipment			(455,700)
Amortization of debt issue costs	157,000	250,000	901,956	630,290
Amortization of operating lease right of use assets	2,704,000	1,847,000	8,172,685	4,797,056
Share-based payments	343,000	501,000	2,465,039	1,386,533
Interest on finance leases	309,000	93,000	435,266	102,561
Changes in assets and liabilities
Accounts receivable	4,248,000	(1,255,000)	(7,746,494)	(1,946,757)
Assets held for sale	3,000	256,000	1,665,740	(340,561)
Prepaid expenses and other current assets	(626,000)	(121,000)	(321,844)	(1,262,183)
Accounts payable	4,518,000	359,000	2,364,759	2,938,216
Accrued liabilities and other liabilities	(5,569,000)	4,803,000	17,153,154	6,353,307
Operating lease obligations	(3,073,000)	(2,018,000)	(7,927,758)	(3,482,839)
Other liabilities	(294,000)	155,000	242,240	(306,008)
Net cash used in operating activities	(2,134,000)	(696,000)	(1,379,715)	(3,601,048)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits, deferred costs and other assets	(1,529,000)	(824,000)	(9,143,650)	(3,247,035)
Purchases of property and equipment	(1,717,000)	(307,000)	(4,042,292)	(1,911,669)
Net cash used in investing activities	(3,246,000)	(1,131,000)	(13,185,942)	(5,158,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance leases	(231,000)	(111,000)	(479,923)	(501,169)
Proceeds on issuance of shares		1,204,000	1,871,784	802,325
Proceeds from note payable		2,500,000	35,289,725	5,925,529
Repayment of note payable			(9,901,626)
Net cash (used in) provided by financing activities	(231,000)	3,592,000	26,779,960	6,226,685
Net (decrease) increase in cash, cash equivalents, and restricted cash	(5,611,000)	1,766,000	12,214,303	(2,533,067)
Cash, cash equivalents and restricted cash - beginning of the period	17,675,237	5,460,934	5,460,934	7,994,001
Cash, cash equivalents and restricted cash - end of the period	12,064,000	7,227,000	17,675,237	5,460,934
Non-cash transactions
Right-of-use (ROU) assets acquired through operating leases	12,252,000	16,209,000	57,100,580	10,081,357
Equipment acquired through finance leases	17,100,000	1,215,000	1,915,366	(2,840,936)
Note Payable reductions through accounts receivable from sale of Assets held for sale			145,089
Discount on proceeds from note payable due to professional fees			35,900
Acquisition of Intangible Asset			428,400
Airframe Parts acquired through financing				1,065,180
Warrants issued for debt (debt discount)			3,837,565	2,130,642
Cash paid for
Interest	$ 2,588,000	$ 291,000	$ 753,414	$ 622,439